Expense Example - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO - Fidelity Series International Developed Markets Bond Index Fund - Fidelity Series International Developed Markets Bond Index Fund
Mar. 01, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9